Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2026
Accrued Liabilities
Schedule of accrued liabilities

	January 31,	January 31,
	2026	2025
Accrued compensation and benefits	42,502	55,105
Accrued contingent consideration	10,761	8,674
Accrued professional fees	2,307	1,823
Other accrued liabilities	18,311	14,054
	73,881	79,656